Earnings per share - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of earnings per share [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	180	198	19
Number of instruments that are antidilutive in period presented	41	63	143